Significant Accounting Policies - Schedule of Deferred Revenue (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Product revenues	$ 23	$ 87
Financing costs	440	477
License revenues	824	961
Total deferred revenues	1,287	1,525
Less current portion	(295)	(360)
Long term portion	$ 992	$ 1,165